Note 8 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Numbers of shares	Weighted average grant date fair value
		$

Outstanding at December 31, 2016	-	-
Granted	1,141,477	20.76
Vested	(434,615)	22.19
Forfeited	(318,700)	19.80
Outstanding at December 31, 2017	388,162	19.93
Granted	9,815	19.50
Vested	(147,727)	19.88
Forfeited	(95,000)	19.96
Outstanding at December 31, 2018	155,250	19.94
Granted	112,427	14.11
Vested	(113,102)	17.90
Forfeited	-	-
Outstanding at December 31, 2019	154,575	17.19

Expected to vest at December 31, 2019	99,575	17.19

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Numbers of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Average intrinsic value
		$	$	Years	$

Outstanding at December 31, 2016	-	-
Granted	343,000	29.00	19.91
Outstanding at December 31, 2017	343,000	29.00		9.98	27.00
Granted	130,000	25.08	14.49
Forfeited	(7,100)	29.00	19.91
Outstanding at December 31, 2018	465,900	27.91		9.12	-
Granted	19,700	13.96	8.63
Canceled	(335,900)	29.00	19.91
Outstanding at December 31, 2019	149,700	23.61		8.69	-
Exercisable as of December 31, 2019	40,690	24.12		8.63	-
Vested and expected to vest at December 31, 2019	132,040	23.45		8.71	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	December 31,
	2017	2018	2019
Fair value of ordinary share	34.00	24.87~26.09	13.96
Risk-free interest rate	2.28%	2.73%~2.89%	1.62%~1.68%
Expected term	5.5 years	5.9~6.2 years	5.0~7.1 years
Expected volatility	60%	60%	70%
Expected dividend yield	0%	0%	0%
Contractual life	10 years	10 years	10 years

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	December 31,
	2017	2018	2019

Research and development	17,753	6,821	630
General and administrative	4,930	(261)	1,471

Total	22,683	6,560	2,101